ORGANIZATION (Details Narrative)	Mar. 12, 2026	Mar. 11, 2026	Sep. 23, 2025	Aug. 01, 2025	Mar. 27, 2025	Mar. 10, 2025
Zhongyan Shangyue Technology Co., Ltd [Member]
Equity interests ownership percentage					51.00%	51.00%
Shanghai Huomao Cultural Development Co., Ltd [Member]
Equity interests ownership percentage						90.00%
Shenzhen Zhimeng Qiyang Technology Co Ltd [Member]
Equity interests ownership percentage		51.00%		51.00%
D Z R Tech Limited [Member]
Equity interests ownership percentage	100.00%		100.00%